Segmented Information	12 Months Ended
Oct. 31, 2022
Disclosure Of Entitys Operating Segments Text Block Abstract
Segmented Information
15.	Segmented Information

As of October 31, 2022, the Company has one operating segment, research and development of psychedelic medicine, which takes place primarily in Israel. The Company’s head office is in Vancouver, BC, Canada.

The Company’s non-current assets by geographical location are as follows:

October 31, 2022	Canada	United States	Europe	Asia	Total

Intangible assets	$–	$53,339	$53,339	$71,119	$177,797
Property and equipment	–	–	–	17,610	17,610
Restricted cash	20,000	–	–	–	20,000
ROU asset	–	–	–	48,768	48,768
Deferred offering costs	–	270,487	–	–	270,768

	$20,000	$323,826	$53,339	$137,497	$534,662

October 31, 2021	Canada	United States	Europe	Asia	Total

Intangible assets	$–	$59,412	$59,412	$79,215	$198,039
Property and equipment	–	–	–	20,578	20,578
Restricted cash	20,000	–	–	–	20,000

	$20,000	$59,412	$59,412	$99,793	$238,617